Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net income	$ 1,291,667	$ 969,752	$ 244,587
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	10,567	8,393	2,212
Changes in operating assets and liabilities:
Accounts receivable	(217,900)	(4,279)	665,618
Advances to suppliers	(2,723,828)	(2,473,178)	439,423
Prepayments, receivables and other assets	(175,298)	51,862	8,088
Accounts payable	623,168	(1,201,034)	(1,604,129)
Advance from customers	(328,077)	1,393,774	(369,220)
Accrued expenses and other liabilities	60,069	14,406	(31,572)
Taxes payable	708,658	330,316	(29,025)
Operating lease right-of-use assets	(90,377)	(7,618)	90,409
Operating lease liabilities	90,377	29,402	(87,689)
Salary and welfare payable	3,398	16,072	(4,063)
Net cash used in operating activities	(747,576)	(872,132)	(675,361)
Cash flows from investing activities
Purchase of property and equipment	(55,367)	(45,500)	(8,698)
Loans to third parties	(3,073,684)
Net cash used in investing activities	(3,129,051)	(45,500)	(8,698)
Cash flows from financing activities
Proceeds from short-term borrowings	478,404	453,123	329,869
Repayment of short-term borrowings	(115,934)	(345,604)	(52,062)
(Repayment of) due to a related party	(14,329)	21,038	(811,260)
Payment received from related party			1,302,752
Proceeds from IPO (a shareholder)	8,975,416	1,994,258	163,920
Proceeds from long-term borrowings		259,311
Deferred listing costs		(579,558)
Net cash provided by financing activities	9,323,557	1,802,568	933,219
Effect of foreign exchange rate on cash and restricted cash	5,601	24,756	(11,534)
Net increase in cash	5,452,531	909,692	237,626
Cash at the beginning of the year	1,203,203	293,511	55,886
Cash at the end of the year	6,655,734	1,203,203	293,511
Supplemental disclosures of cash flow information:
Income taxes paid	27,570		7,388
Interest paid	37,265	19,775	206
Operating right-of-use asset		$ 89,544	$ 88,528